Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Fair Value and Corresponding Gross Carrying Amount of Financial Assets at Fair Value Through Other Comprehensive Income-Securities Assets (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	R$ 107,435	R$ 74,700
Fair value adjustments (in stockholders' equity)	2,600	2,046
Expected loss	(93)	(86)
Fair value	109,942	76,660
Brazilian government securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	65,235	48,718
Fair value adjustments (in stockholders' equity)	2,714	2,014
Fair value	67,949	50,732
Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	34,365	20,638
Fair value adjustments (in stockholders' equity)	38	(64)
Expected loss	(1)	(3)
Fair value	34,402	20,571
Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	7,799	5,308
Fair value adjustments (in stockholders' equity)	(152)	96
Expected loss	(56)	(47)
Fair value	7,591	5,357
Germany [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount		23
Fair value		23
Colombia [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	3,913	3,851
Fair value adjustments (in stockholders' equity)	73	27
Fair value	3,986	3,878
Chile [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	21,639	11,119
Fair value adjustments (in stockholders' equity)	12	89
Fair value	21,651	11,208
United States [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	3,751	2,758
Fair value adjustments (in stockholders' equity)	(1)	(2)
Fair value	3,750	2,756
Italy [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount		328
Fair value adjustments (in stockholders' equity)		1
Fair value		329
Paraguay [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	3,008	1,957
Fair value adjustments (in stockholders' equity)	(60)	(174)
Expected loss	(1)	(3)
Fair value	2,947	1,780
Uruguay [member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	874	602
Fair value adjustments (in stockholders' equity)	13	(5)
Expected loss		0
Fair value	887	597
Mexico [Member] | Government securities - abroad [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,180
Fair value adjustments (in stockholders' equity)	1
Fair value	1,181
Other [member] | Brazilian government securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	36	36
Fair value adjustments (in stockholders' equity)	0
Expected loss	(36)	(36)
Other [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	3	3
Fair value adjustments (in stockholders' equity)	0
Expected loss	(3)	(3)
Shares [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	1,640	83
Fair value adjustments (in stockholders' equity)	(258)	66
Fair value	1,382	149
Bank deposit certificates [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	305	2,371
Fair value adjustments (in stockholders' equity)	2
Fair value	307	2,371
Debentures [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	956	387
Fair value adjustments (in stockholders' equity)	(23)	(10)
Expected loss	(44)	(43)
Fair value	889	334
Eurobonds and others [member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount	4,895	2,439
Fair value adjustments (in stockholders' equity)	127	39
Expected loss	(9)	(1)
Fair value	R$ 5,013	2,477
Securitized real estate loans [Member] | Corporate debt securities [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Gross carrying amount		25
Fair value adjustments (in stockholders' equity)		1
Fair value		R$ 26